General	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc” or the “Company” or the “Group”), a specialty clinical-stage pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome, Alzheimer’s disease and agitation, autism spectrum disorder and Status Epilepticus. The headquarters of the Company are located in Tel Aviv, Israel.

The Company’s ordinary shares are listed on Nasdaq and are trading under the symbol “SPRC”.

As of June 30, 2024, the Company had three private subsidiaries, including an inactive company incorporated under the laws of Israel: Evero Health Ltd (“Evero”); an inactive company incorporated under the laws of Israel: Brain Bright Ltd (“Brain Bright”); and a company incorporated under the laws of the State of Delaware: SciSparc Nutraceuticals Inc. (“SciSparc Nutraceuticals”) (together with Evero and Brain Bright, the “Subsidiaries”).

On September 14, 2023, the Company’s board of directors (the “Board”) resolved that the final ratio for the Third Reverse Split (as defined below) will be 26:1, which became effective on September 28, 2023. Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these interim consolidated financial statements for all periods presented.

b.	These interim consolidated financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2023, and accompanying notes, that were approved on March 31, 2024, and signed on April 1, 2024 (the “2023 Annual Consolidated Financial Statements”).

c.

The Company incurred a net loss of $3,679 and had negative cash flows from operating activities of $2,197 for the six-month period ended June 30, 2024. As of June 30, 2024, the Company had an accumulated deficit of $72,133 as a result of recurring operating losses. As of June 30, 2024, the Company’s cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the consolidated financial statements. The Company’s pharmaceuticals operations are dependent on its ability to raise additional funds from existing and/or new investors. This dependency will continue until the Group is able to completely finance its operations by generating revenue from its pharmaceutical products. These above-mentioned factors raise substantial doubt about the Group’s ability to continue as a going concern.

The Company intends to finance operating costs over the next twelve months through a combination of actions that may include existing cash on hand and issuing equity and/or debt securities.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business.

The interim consolidated financial statements for the period ended June 30, 2024, do not include any adjustments to the carrying amounts and classifications of assets and liabilities that might result should the Group be unable to continue as a going concern.

d.	The interim consolidated financial statements of the Company for the six-month period ended on June 30, 2024, were approved for issuance on October 22, 2024 (the “Approval Date”). In connection with the preparation of the interim consolidated financial statements and in accordance with authoritative guidance for subsequent events, the Company evaluated subsequent events after the consolidated statements of financial position date of June 30, 2024, through November 4, 2024, the date on which the unaudited interim consolidated financial statements were available to be issued.

NOTE 1:-	GENERAL

a.	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc” or the “Company” or the “Group”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome, Alzheimer’s disease and agitation, pain, autism spectrum disorder and Status Epilepticus. The headquarters of the Company are located in Tel Aviv, Israel.

The Company’s ordinary shares are listed on Nasdaq and are trading under the symbol “SPRC”.

As of December 31, 2023, the Company had three private subsidiaries, including an inactive company incorporated under the laws of Israel: Evero Health Ltd (“Evero”); an inactive company incorporated under the laws of Israel: Brain Bright Ltd (“Brain Bright”); and a company incorporated under the laws of the State of Delaware: Scisparc US (together with Evero and Brain Bright, the “Subsidiaries”).

On September 14, 2023, the Company’s board of directors (“Board”) resolved that the final ratio for the Third Reverse Split (as defined below) will be 26:1, which became effective on September 28, 2023. Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these interim consolidated financial statements for all periods presented.

The consolidated financial statements of the Company for the year ended December 31, 2023, were approved on March 31, 2024, and signed on April 1, 2024 (the “Approval Date”).

b.	The Group incurred operating losses since its incorporation and expects to continue to incur operating losses for the foreseeable future. As of December 31, 2023, the Group had an accumulated deficit of approximately $68,691 as a result of recurring operating losses.

As of December 31, 2023, the Company’s cash and cash equivalents totaled $2,076. In the period ended December 31, 2023, the Company had an operating loss of $5,883 and negative cash flows from operating activities of $5,887. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the financial statements. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no guarantee that it will be able to do so in the future. The inability to borrow or raise sufficient funds on commercially reasonable terms, would have serious consequences on our financial condition and results of operations. In addition, the Group has started recognizing revenues from sales. However, its pharmaceutical operations are dependent on its ability to raise additional funds from existing and/or new investors. This dependency will continue until the Group is able to completely finance its operations by generating revenue from its products. These above-mentioned factors raise substantial doubt about the Group’s ability to continue as a going concern.

The accompanying consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. Such financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

c.	Definitions and Meanings:

The Company	-	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.)

The Group	-	SciSparc Ltd. (formerly Therapix Biosciences Ltd.) and its Subsidiaries, as detailed in Note 1a.

Subsidiaries	-	Companies that are controlled by the Company, as defined in IFRS 10, “Consolidated Financial Statements”, and whose accounts are consolidated with those of the Company (if active).

Associates	-	An entity over which the Company has significant influence, as defined in IAS 28, “Investment in Associates and Joint Ventures” and is not a Subsidiary.

Related Parties	-	As defined in IAS 24, “Related Party Disclosures”.

IAS	-	International Accounting Standards issued by the International Accounting Standards Board (“IASB”).

IFRS	-	International Financial Reporting Standards issued by the IASB.